INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2016
INCOME TAXES
Schedule of earnings (losses) before income taxes generated in jurisdictions

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(18,615,565)	(15,524,612)	(23,126,473)
PRC	65,782,659	48,142,932	68,147,366
Hong Kong	4,803	12,546	(48,227)

Earnings before income taxes	47,171,897	32,630,866	44,972,666

Schedule of income tax expense (benefit)

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
PRC
Current expense	9,312,545	10,424,835	11,867,755
Deferred expense (benefit)	(717,083)	(849,689)	7,053,724
Dividend withholding tax	11,300,000	—	—

Total income tax expense	19,895,462	9,575,146	18,921,479

Schedule of difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings before income taxes

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Computed “expected” income tax expense	11,792,976	8,157,716	11,243,167
Increase (decrease) in valuation allowance	737,572	1,307,368	16,146,033
Preferential income tax rate	(6,208,364)	(4,922,088)	(7,911,837)
Entities not subject to income tax	2,018,962	2,100,188	3,502,469
Non-deductible expenses
Entertainment	972,624	1,225,250	792,099
Share-based compensation	2,633,728	1,777,829	2,291,206
Bad debt loss	462,751	1,383,597	(31,963)
Impairment of ETS TOEIC license	3,002,364	—	—
Tax rate differential	(4,213,407)	5,629,196	(3,974,403)
Dividend withholding tax	11,300,000	—	—
Additional deduction of research and development costs	(2,805,937)	(8,489,742)	(4,900,698)
Other	202,193	1,405,832	1,765,406

Actual income tax expense	19,895,462	9,575,146	18,921,479

Schedule of components of deferred income tax assets and liabilities

	March 31,
	2015	2016
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	10,228,873	20,326,608
Share of loss of equity method investments	164,021	1,112,843
Property and equipment, net	1,091,914	70,475
Accrued expenses and other payables	3,375,252	2,375,267

Total gross deferred income tax assets	14,860,060	23,885,193
Less: valuation allowance	(3,882,555)	(20,028,588)

Net deferred income tax assets	10,977,505	3,856,605
Deferred income tax liabilities:
Customer relationships	160,243	114,202
Training platform	75,734	54,599
Total gross deferred income tax liabilities	235,977	168,801

Net deferred income tax assets	10,741,528	3,687,804

Schedule of current and non-current deferred income tax assets

	March 31,
	2015	2016
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	9,490,107	3,663,864
Non-current deferred income tax assets, included in other assets	1,251,421	23,940

Net deferred income tax assets	10,741,528	3,687,804

Summary of movements of the valuation allowance

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB

Balance at the beginning of the year	921,751	2,575,187	3,882,555
Additions from Xing Wei Group acquisition	915,864	—	—
Additions of valuation allowance excluding acquisition	737,572	1,307,368	16,146,033

Balance at the end of the year	2,575,187	3,882,555	20,028,588